UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2011

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report

Name:       Gries Financial LLC
Address:    1801 E 9th Street STE 1600
            Cleveland, OH 44114

Form l3F File Number: 28-6572

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, Schedules, lists, and tables, are considered integral Darts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Jeffrey H. Palmer
Title:       Vice President - Operations
Phone:       216 861-1148

Signature, Place, and Date of Signing

Jeffrey H. Palmer  Cleveland, Ohio   01/12/2012

Report Type {Check only one.);

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                               FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form l3F Information Table Entry Total:    61

Form 13F Information Table Value Total:    71,114
                                         (thousands)

List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER       VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- --------
AmerisourceBergen Corp.        COM              03073e105      711         19128 SH       Sole                 19128.00
Annaly Mortgage Mangement      COM              035710409      215         13500 SH       Sole                 13500.00
Anworth Mtg Asset Corp         COM              037347101       99         15750 SH       Sole                 15750.00
Archer Daniels Midland         COM              039483102      396         13840 SH       Sole                 13840.00
Athersys, Inc.                 COM              04744l106       48         28000 SH       Sole                 28000.00
Avista Corp                    COM              940688104      446         17310 SH       Sole                 17310.00
Baxter International           COM              071813109      554         11205 SH       Sole                 11205.00
Becton Dickinson & Co.         COM              075887109      553          7398 SH       Sole                  7398.00
Black Hills Corporation        COM              092113109      466         13883 SH       Sole                 13883.00
Blackrock                      COM              092477108      466          2613 SH       Sole                  2613.00
Buckeye Partners LP            COM              118230101      539          8421 SH       Sole                  8421.00
CVS Corp. Delaware             COM              126650100      488         11971 SH       Sole                 11971.00
Cardinal Health Inc.           COM              14149Y108      692         17035 SH       Sole                 17035.00
Casey's General Stores Inc     COM              147528103      499          9692 SH       Sole                  9692.00
Chesapeake Energy Corp.        COM              165167107      431         19326 SH       Sole                 19326.00
Chevron Corp.                  COM              166764100      322          3027 SH       Sole                  3027.00
Church & Dwight Company, Inc C COM              171340102      478         10440 SH       Sole                 10440.00
Coca Cola Enterprises          COM              19122T109      405         15717 SH       Sole                 15717.00
Colgate-Palmolive              COM              194162103      475          5142 SH       Sole                  5142.00
Devon Energy Corp.             COM              25179m103      535          8635 SH       Sole                  8635.00
EOG Resources Inc.             COM              26875P101      625          6340 SH       Sole                  6340.00
Eaton Vance Corp               COM              278265103      413         17487 SH       Sole                 17487.00
Enterprise Products LP         COM              293792107      374          8060 SH       Sole                  8060.00
Exxon Mobil Corp.              COM              30231G102     1299         15329 SH       Sole                 15329.02
General Electric Co.           COM              369604103      275         15364 SH       Sole                 15364.00
Intel Corp.                    COM              458140100      505         20830 SH       Sole                 20830.00
Intersil Holdings              COM              46069s109      377         36072 SH       Sole                 36072.00
KLA-Tencor Corp                COM              482480100      517         10712 SH       Sole                 10712.00
Keycorp                        COM              493267108      276         35876 SH       Sole                 35876.00
Kimberly-Clark Corp.           COM              494368103      460          6258 SH       Sole                  6258.00
Kinder Morgan Energy Partners  COM              494550106      565          6651 SH       Sole                  6651.00
Linear Technology Corp.        COM              535678106      430         14320 SH       Sole                 14320.00
MDU Resources Group Inc        COM              552690109      429         20010 SH       Sole                 20010.00
McKesson Corp.                 COM              58155q103      755          9691 SH       Sole                  9691.00
Medtronic Inc.                 COM              585055106      698         18258 SH       Sole                 18258.00
Molson Coors Brewing Company   COM              60871r209      409          9396 SH       Sole                  9396.00
Noble Energy Inc               COM              655044105      602          6376 SH       Sole                  6376.00
Northern Trust Corp.           COM              665859104      442         11157 SH       Sole                 11157.00
Owens & Minor Inc.             COM              690732102      660         23766 SH       Sole                 23766.00
Pepsico Inc.                   COM              713448108      952         14355 SH       Sole                 14355.00
Pfizer Inc.                    COM              717081103      219         10109 SH       Sole                 10109.00
Procter & Gamble Co.           COM              742718109      527          7905 SH       Sole                  7905.00
Progressive Corp.              COM              743315103      307         15710 SH       Sole                 15710.00
SEI Investments                COM              784117103      439         25327 SH       Sole                 25327.00
SPDR Dow Jones Industrial Aver COM              252787106    11573         94974 SH       Sole                 94974.00
Sempra Energy                  COM              816851109      447          8134 SH       Sole                  8134.00
Steris Corp.                   COM              859152100      659         22096 SH       Sole                 22096.00
Sunoco Logistics LP            COM              86764l108      384          9750 SH       Sole                  9750.00
Sysco Corp.                    COM              871829107      429         14614 SH       Sole                 14614.00
Teleflex                       COM              879369106      737         12030 SH       Sole                 12030.00
Tidewater Inc.                 COM              886423102      558         11312 SH       Sole                 11312.00
Vangaurd IT Corp Bond          COM              92206C870      388          4715 SH       Sole                  4715.00
Vanguard Dividend Appreciation COM              921908844    13901        254371 SH       Sole                254371.36
Vanguard Emerging Markets Stoc COM              922042858      617         16135 SH       Sole                 16135.00
Vanguard Total Stock Market    COM              922908769      233          3620 SH       Sole                  3620.33
Wal-Mart Stores Inc.           COM              931142103      459          7674 SH       Sole                  7674.00
Walgreen Company               COM              931422109      332         10040 SH       Sole                 10040.00
iS Cohen & Strs Realty         COM              464287564     7726        110023 SH       Sole                110022.60
iS Russell Midcap              COM              464287499     8498         86341 SH       Sole                 86340.56
iShares Russell Midcap Value   COM              464287473      217          5010 SH       Sole                  5010.00
Exxon Mobil Corp.              COM              30231G102     2581         30448 SH       Sole                    30448
REPORT SUMMARY		        61 DATA RECORDS              71114		  0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
